SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

25.         SUBSEQUENT EVENTS

The Company entered into a Cooperation Framework Agreement with BC-TID. For additional information, see note 2 - Liquidity and Going Concern. There is no other significant subsequent events.